Reinsurance	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Reinsurance	Reinsurance
The Company purchases retrocession and reinsurance to limit and diversify the Company’s risk exposure and to increase its own insurance and reinsurance underwriting capacity. These agreements provide for recovery of losses and loss adjustment expenses from reinsurers. The Company remains liable to the extent that reinsurers do not meet their obligations under these agreements. In line with its risk management objectives, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.
Balances pertaining to reinsurance transactions are reported “gross” on the consolidated balance sheet, meaning that reinsurance recoverable on unpaid losses and ceded unearned premiums are not deducted from insurance reserves but are recorded as assets. For more information on reinsurance recoverables, refer to Note 22, “Concentrations of Credit Risk — Reinsurance recoverables” and Note 10, “Reserve for Losses and Loss Adjustment Expenses” of these consolidated financial statements.
The effect of assumed and ceded reinsurance on premiums written, premiums earned and losses and loss adjustment expenses for the twelve months ended December 31, 2025, 2024 and 2023 was as follows:

	Twelve Months Ended December 31,
	2025	2024	2023

	($ in millions)
Premiums written:
Insurance	$2,768.1	$2,723.5	$2,446.6
Reinsurance	1,905.1	1,885.8	1,521.0
Ceded	(1,837.2)	(1,666.7)	(1,385.7)
Net written premiums	$2,836.0	$2,942.6	$2,581.9

Premiums earned:
Insurance	$2,752.2	$2,565.7	$2,444.8
Reinsurance	1,850.0	1,822.1	1,562.0
Ceded	(1,770.3)	(1,498.1)	(1,392.3)
Net earned premiums	$2,831.9	$2,889.7	$2,614.5

Losses and loss adjustment expenses:
Insurance	$(1,647.2)	$(1,759.1)	$(1,644.5)
Reinsurance	(985.9)	(915.8)	(707.2)
Ceded	1,086.4	957.1	798.7
Losses and loss adjustment expenses	$(1,546.7)	$(1,717.8)	$(1,553.0)
Current expected credit loss model (“CECL”). As at December 31, 2025, the Company’s allowance for expected credit losses on reinsurance recoverables was $16.2 million (2024 — $27.5 million). For the twelve months ended December 31, 2025 there was a $11.3 million decrease in the CECL allowance on reinsurance recoverables (2024 — $23.8 million increase, 2023 — no change).
The Company is potentially exposed to concentrations of credit risk in respect of amounts recoverable from reinsurers, refer to Note 22, “Concentrations of Credit Risk — Reinsurance recoverables” of these consolidated financial statements for more detail.